Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORY

4. INVENTORY

Inventory consists of the following:

	March 31, 2022	December 31, 2021
	(Unaudited)
Finished goods	$104,036	$96,725
Raw materials	69,287	84,620
Allowance for inventory valuation and obsolescence loss	(150,623)	(155,370)
Inventory, net	$22,700	$25,975

4. INVENTORY

Inventory consists of the following:

	December 31, 2021	December 31, 2020

Finished goods	$96,725	$100,967
Work-in-process	-	22,038
Raw materials	84,620	61,718
Allowance for inventory valuation and obsolescence loss	(155,370)	(184,723)
Inventory, net	$25,975	$-